Income and Social Contribution Taxes - Summary of deferred income and social contribution tax assets (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of deferred income and social contribution tax assets [Line Items]
Tax losses and negative basis for social contribution carryforwards	R$ 363,862	R$ 278,140
Onshore [member]
Disclosure of deferred income and social contribution tax assets [Line Items]
Tax losses and negative basis for social contribution carryforwards	363,862	278,140
Tax losses and negative basis for social contribution carryforwards not constituted	302,842	242,396
Oxiteno SA [member] | Onshore [member]
Disclosure of deferred income and social contribution tax assets [Line Items]
Tax losses and negative basis for social contribution carryforwards	205,604	148,306
Extrafarma [member] | Onshore [member]
Disclosure of deferred income and social contribution tax assets [Line Items]
Tax losses and negative basis for social contribution carryforwards	72,318	72,318
Tax losses and negative basis for social contribution carryforwards not constituted	294,400	237,664
Ipiranga [member] | Onshore [member]
Disclosure of deferred income and social contribution tax assets [Line Items]
Tax losses and negative basis for social contribution carryforwards	44,537
Ultrapar [member] | Onshore [member]
Disclosure of deferred income and social contribution tax assets [Line Items]
Tax losses and negative basis for social contribution carryforwards	27,736	27,051
Iconic [member] | Onshore [member]
Disclosure of deferred income and social contribution tax assets [Line Items]
Tax losses and negative basis for social contribution carryforwards	5,691
Abastece Aí [member] | Onshore [member]
Disclosure of deferred income and social contribution tax assets [Line Items]
Tax losses and negative basis for social contribution carryforwards	7,362
Tequimar Vila do Conde [member] | Onshore [member]
Disclosure of deferred income and social contribution tax assets [Line Items]
Tax losses and negative basis for social contribution carryforwards	489	17,657
UVC Investimentos [member] | Onshore [member]
Disclosure of deferred income and social contribution tax assets [Line Items]
Tax losses and negative basis for social contribution carryforwards	18
Millennium [member] | Onshore [member]
Disclosure of deferred income and social contribution tax assets [Line Items]
Tax losses and negative basis for social contribution carryforwards not constituted	640	96
Ultracargo [member] | Onshore [member]
Disclosure of deferred income and social contribution tax assets [Line Items]
Tax losses and negative basis for social contribution carryforwards	107
Integra Frotas [member] | Onshore [member]
Disclosure of deferred income and social contribution tax assets [Line Items]
Tax losses and negative basis for social contribution carryforwards not constituted	R$ 7,802	4,636
Cia Ultragaz [member] | Onshore [member]
Disclosure of deferred income and social contribution tax assets [Line Items]
Tax losses and negative basis for social contribution carryforwards		R$ 12,808